Exceptional items	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Exceptional items
3    Exceptional items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below.

Year ended 30 June 2021	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,087)	(71)	(1,158)
COVID-19 related costs	(546)	146	(400)
Impairment of Energy coal assets	(1,523)	(651)	(2,174)
Impairment of Potash assets	(1,314)	(751)	(2,065)

Total	(4,470)	(1,327)	(5,797)

Attributable to non-controlling interest s	(34)	10	(24)
Attributable to BHP shareholders	(4,436)	(1,337)	(5,773)

Samarco Mineração S.A. (Samarco) dam failure
The FY2021 exceptional loss of US$1,158 million (after tax) related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2021	US$M
Other income	34
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(46)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(111)
Samarco Germano dam decommissioning	(15)
Samarco dam failure provision	(1,000)
Fair value change on forward exchange derivative s	136
Net finance costs	(85)
Income tax expense	(71)

Total (1)	(1,158)

(1)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
COVID-19
related costs
COVID-19
is considered a single protracted globally pervasive event with financial impacts being experienced over a number of reporting periods. The exceptional item reflects the directly attributable
COVID-19
pandemic related additional costs for the Group for the year ended 30 June 2021, including costs associated with the increased provision of health and hygiene services, the impacts of maintaining social distancing requirements and demurrage and other standby charges related to delays caused by
COVID-19.
Impairment of Energy coal assets
The Group recognised an impairment charge of US$1,704 million (after tax) in relation to New South Wales Energy Coal (NSWEC) reflecting the status of the divestment process and current market conditions for thermal coal, the strengthening Australian dollar and changes to the mine plan.
In addition, the Group recognised an impairment charge of US$470 million (after tax) for Cerrejón, reflecting the expected net sales proceeds. Refer to note 13 ‘Impairment of non-current assets’ for further information on the pre-tax impairment.
Impairment of Potash assets
The Group recognised an impairment charge of US$2,065 million (after tax) in relation to Potash. The impairment charge reflects an analysis of recent market perspectives and the value that we would now expect a market participant to attribute to our investments to date. Refer to note 13 ‘Impairment of non-current assets’ for further information on the pre-tax impairment.
The exceptional items relating to the year ended 30 June 2020 and the year ended 30 June 2019 are detailed below.
30 June 2020

Year ended 30 June 2020	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(176)	–	(176)
Cancellation of power contracts	(778)	271	(507)
COVID-19 related costs	(183)	53	(130)
Cerro Colorado impairment	(409)	(83)	(492)

Total	(1,546)	241	(1,305)

Attributable to non-controlling interest s	(291)	90	(201)
Attributable to BHP shareholders	(1,255)	151	(1,104)

Samarco Mineração S.A. (Samarco) dam failure
The FY2020 exceptional loss of US$176 million related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2020	US$M
Other income	489
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(64)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(95)
Samarco Germano dam decommissioning	46
Samarco dam failure provision	(459)
Net finance costs	(93)

Total (1)	(176)

(1)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
Cancellation of power contracts
Reflects an onerous contract provision in relation to the cancellation of power contracts at the Group’s Escondida and Spence operations, as part of the shift towards 100 per cent renewable energy supply contracts.
COVID-19
related costs
COVID-19
can be considered a single protracted globally pervasive event with financial impacts expected over a number of reporting periods. The exceptional item reflects the directly attributable
COVID-19
pandemic related additional costs for the Group for FY2020, including costs associated with the increased provision of health and hygiene services and the impacts of maintaining social distancing requirements.
Cerro Colorado impairment
The Group recognised an impairment charge of US$492 million (after tax) in relation to Cerro Colorado. This reflects the decision taken by the Group to reduce Cerro Colorado’s throughput for the remaining period of its current environmental licence, which expires at the end of CY2023.
30 June 2019

Year ended 30 June 2019	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by categor y
Samarco dam failure	(1,060)	–	(1,060)
Global taxation matters	–	242	242

Total	(1,060)	242	(818)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(1,060)	242	(818)

Samarco Mineração S.A. (Samarco) dam failure
The FY2019 exceptional loss of US$1,060 million related to the Samarco dam failure in November 2015 comprises the following:

Year ended 30 June 2019	US$M
Other income	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(96)
Samarco Germano dam decommissionin g	(263)
Samarco dam failure provision	(586)
Net finance costs	(108)

Total (1)	(1,060)

(1)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
Global taxation matters
Global taxation matters includes amounts released from provisions for tax matters and other claims resolved during the period.